Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Property and equipment, net	$ 5,202	$ 7,069
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	145	433
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	74	221
Computer equipment and software
Property, plant and equipment
Property and equipment, net	0	0
Leasehold improvements
Property, plant and equipment
Property and equipment, net	4,983	6,414
Construction in progress
Property, plant and equipment
Property and equipment, net	$ 0	$ 0